Share Based Compensation Expenses - Schedule of Stock Option Activity (Details)	6 Months Ended
Sep. 30, 2024 $ / shares shares
Schedule of Stock Option Activity [Abstract]
Number of Options, Granted | shares	1,562,500
Weighted Average Exercise Price, Granted | $ / shares	$ 2
Number of Options, Forfeiture | shares	(156,250)
Weighted Average Exercise Price, Forfeiture | $ / shares	$ 2
Number of Options, Outstanding | shares	1,406,250
Weighted Average Exercise Price, Outstanding | $ / shares	$ 2
Number of Options, Exercisable | shares
Weighted Average Exercise Price, Exercisable | $ / shares